Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Deferred Compensation Plan Assets	$ 859		$ 2,585
Total Postretirement Benefit Plan Assets	1,354,431		1,288,569
Mutual funds [Member]
Assets
Total Postretirement Benefit Plan Assets	789,863	[1]	871,988	[1]
Fixed income securities [Member]
Assets
Total Postretirement Benefit Plan Assets	358,643	[2]	226,828	[2]
Common stocks [Member]
Assets
Total Postretirement Benefit Plan Assets	64,182		61,756
Short-term investments [Member]
Assets
Total Postretirement Benefit Plan Assets	15,825	[3]	8,857	[3]
Hedge fund of funds [Member]
Assets
Total Postretirement Benefit Plan Assets	78,389	[4]	71,685	[4]
Real estate funds [Member]
Assets
Total Postretirement Benefit Plan Assets	45,169	[5]	45,892	[5]
Cash and accrued income [Member]
Assets
Total Postretirement Benefit Plan Assets	2,427		2,048
Forward contracts [Member]
Assets
Total Postretirement Benefit Plan Assets	(67)		(485)
Derivatives designated as hedging instruments [Member] | Commodity contracts [Member]
Assets
Derivatives	(330)		(6,286)
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Assets
Derivatives	(97)		(4,483)
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Assets
Derivatives	415		708
Level 1 [Member]
Assets
Deferred Compensation Plan Assets	859		2,585
Total Postretirement Benefit Plan Assets	218,939		129,912
Level 1 [Member] | Mutual funds [Member]
Assets
Total Postretirement Benefit Plan Assets	139,657	[1]	62,274	[1]
Level 1 [Member] | Common stocks [Member]
Assets
Total Postretirement Benefit Plan Assets	64,182		61,756
Level 1 [Member] | Short-term investments [Member]
Assets
Total Postretirement Benefit Plan Assets	12,673	[3]	3,834	[3]
Level 1 [Member] | Cash and accrued income [Member]
Assets
Total Postretirement Benefit Plan Assets	2,427		2,048
Level 2 [Member]
Assets
Total Postretirement Benefit Plan Assets	1,135,492		1,158,657
Level 2 [Member] | Mutual funds [Member]
Assets
Total Postretirement Benefit Plan Assets	650,206	[1]	809,714	[1]
Level 2 [Member] | Fixed income securities [Member]
Assets
Total Postretirement Benefit Plan Assets	358,643	[2]	226,828	[2]
Level 2 [Member] | Short-term investments [Member]
Assets
Total Postretirement Benefit Plan Assets	3,152	[3]	5,023	[3]
Level 2 [Member] | Hedge fund of funds [Member]
Assets
Total Postretirement Benefit Plan Assets	78,389	[4]	71,685	[4]
Level 2 [Member] | Real estate funds [Member]
Assets
Total Postretirement Benefit Plan Assets	45,169	[5]	45,892	[5]
Level 2 [Member] | Forward contracts [Member]
Assets
Total Postretirement Benefit Plan Assets	(67)		(485)
Level 2 [Member] | Derivatives designated as hedging instruments [Member] | Commodity contracts [Member]
Assets
Derivatives	(330)		(6,286)
Level 2 [Member] | Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Assets
Derivatives	(97)		(4,483)
Level 2 [Member] | Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Assets
Derivatives	$ 415		$ 708

[1]	Mutual fund investments are comprised predominantly of equity securities of U.S. corporations with large capitalizations and also include funds invested in corporate equities in international and emerging markets and funds invested in long-term bonds.
[2]	Fixed income securities include funds that invest primarily in U.S. Treasuries and long-term bonds.
[3]	This category includes several money market funds used for managing overall liquidity.
[4]	This category includes investments in a number of funds representing a variety of strategies intended to diversify risks and reduce volatility. It includes event-driven credit and equity investments targeted at economic policy decisions, long and short positions in U.S. and international equities, arbitrage investments and emerging market equity investments.
[5]	This category includes investments in real estate funds (including office, industrial, residential and retail) primarily throughout the United States.